UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2023. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Core Plus VIT Portfolio

Performance review

For the six months ended June 30, 2023, Class I shares of Western Asset Core Plus VIT Portfolio1 returned 3.11%. The Portfolio’s unmanaged benchmark, the Bloomberg U.S. Aggregate Indexi, returned 2.09% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio:
Class I	3.11%
Class II	2.90%
Bloomberg U.S. Aggregate Index	2.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class I and Class II shares were 4.54% and 4.29%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.51% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Western Asset Core Plus VIT Portfolio	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation, and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed and mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks including currency fluctuations, and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and the possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv	Western Asset Core Plus VIT Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	3.11%	$1,000.00	$1,031.10	0.50%	$2.52	Class I	5.00%	$1,000.00	$1,022.32	0.50%	$2.51
Class II	2.90	1,000.00	1,029.00	0.75	3.77	Class II	5.00	1,000.00	1,021.08	0.75	3.76

2	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 35.7%
Communication Services — 4.9%
Diversified Telecommunication Services — 1.6%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$125,978
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	51,597
AT&T Inc., Senior Notes	4.350%	3/1/29	1,310,000	1,258,910
AT&T Inc., Senior Notes	2.550%	12/1/33	390,000	306,470
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,405
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,878
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	57,043
AT&T Inc., Senior Notes	3.500%	9/15/53	240,000	170,070
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	207,437
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,248
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	20,908
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	290,000	269,687
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	18,671
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	70,318
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	138,890
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	46,920
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	53,352
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	63,146
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	200,455
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,750,000	1,408,097
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	110,000	103,843
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	158,571
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	132,249
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	460,000	355,311

See Notes to Financial Statements.

4	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	$8,098
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	41,151
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	91,747
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,061
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	32,501
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	176,139
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	450,000	335,949
Total Diversified Telecommunication Services				5,950,100
Entertainment — 0.4%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	57,852
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,158
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	65,322
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	90,000	82,311
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	610,000	541,276
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	25,303
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	550,000	448,201
Total Entertainment				1,370,423
Interactive Media & Services — 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	18,314
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	32,384
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	34,466
Alphabet Inc., Senior Notes	2.050%	8/15/50	30,000	18,794
Total Interactive Media & Services				103,958
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	8,336	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	2,050,000	1,673,927	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	230,000	183,869
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	390,000	382,569

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	$75,033
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	95,403
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	570,000	500,516
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	204,631
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	400,000	267,903
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,275
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,706
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	31,502
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	310,000	234,149
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	28,313
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	56,424
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	28,956
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	175,510
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	76,657
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	37,850
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	261,735
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	45,972
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	308,351
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	7,941

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	$33,727
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	7,599
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	16,687
Comcast Corp., Senior Notes	3.969%	11/1/47	610,000	505,891
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	8,345
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	152,898
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	38,103
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	39,769
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	187,886
Comcast Corp., Senior Notes	4.049%	11/1/52	580,000	482,456
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	17,602
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	19,227
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	52,553
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	18,431
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	27,920
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	24,121	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	7,457	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	37,400
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	153,513
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,199
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	79,467
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	190,154	(a)
Total Media				6,830,933
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	1,047,422	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	72,583
Sprint LLC, Senior Notes	7.625%	2/15/25	40,000	40,894
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	630,000	606,030
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	18,395
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	18,942
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	52,166
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	54,237
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	820,000	755,930
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	41,576
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	42,308

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	$114,840
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	490,000	405,068
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,634
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	160,000	114,344
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	166,513	(a)
Total Wireless Telecommunication Services				3,565,882
Total Communication Services				17,821,296
Consumer Discretionary — 3.0%
Automobiles — 1.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,170,000	1,709,101
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	106,714
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	23,096
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	188,882
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	281,691
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	359,303
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	60,432
General Motors Co., Senior Notes	5.600%	10/15/32	100,000	96,795
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,277
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	530,000	493,279	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	309,474	(a)
Total Automobiles				3,639,044
Broadline Retail — 0.7%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	92,405
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	28,591
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	263,417
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	122,413
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	65,958
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	49,362
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	42,071
Amazon.com Inc., Senior Notes	3.600%	4/13/32	660,000	615,728
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	73,116
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	50,634
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	80,855
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	266,407
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	141,943
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	18,019
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	469,346	(a)
Total Broadline Retail				2,380,265

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	$27,453	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	26,338	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	49,487	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	29,568	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	25,041	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	29,129
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	400,000	387,677
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	338,490
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	57,866
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,238
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	145,066
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	19,090
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	85,738
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	232,809
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,896
McDonald’s Corp., Senior Notes	4.200%	4/1/50	380,000	329,212
Sands China Ltd., Senior Notes	5.625%	8/8/25	630,000	615,033
Sands China Ltd., Senior Notes	4.300%	1/8/26	200,000	188,193
Sands China Ltd., Senior Notes	2.800%	3/8/27	200,000	173,737
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	166,858
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	73,473	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	174,734	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	110,000	109,433	(a)
Total Hotels, Restaurants & Leisure				3,301,559
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	160,000	158,677
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	9,403
Total Household Durables				168,080
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	55,688
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,686
Home Depot Inc., Senior Notes	2.700%	4/15/30	190,000	168,941
Home Depot Inc., Senior Notes	3.300%	4/15/40	310,000	251,979

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	$8,508
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	137,518
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	38,914
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	89,855
Total Specialty Retail				761,089
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	46,742	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	65,788
NIKE Inc., Senior Notes	2.850%	3/27/30	160,000	144,613
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	32,911
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	89,248
Total Textiles, Apparel & Luxury Goods				379,302
Total Consumer Discretionary				10,629,339
Consumer Staples — 1.6%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	700,000	678,245
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	363,520
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	67,754
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	89,659
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	37,231
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	92,061
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	15,000	13,938
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	253,190
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	57,882
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	80,487
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	27,980
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	50,000	49,051
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	68,298
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	73,599
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	9,545
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,326

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
PepsiCo Inc., Senior Notes	1.625%	5/1/30	320,000	$266,181
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	22,564
Total Beverages				2,260,511
Consumer Staples Distribution & Retail — 0.0%††
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	74,989
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	43,445
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	16,619
Total Consumer Staples Distribution & Retail				135,053
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	217,727	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	18,425
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000	85,708
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	19,719
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	11,280
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	28,092
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	76,228
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	59,538
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	45,661
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	170,000	168,761
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	149,190
Total Food Products				880,329
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	18,841
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	46,304
Total Household Products				65,145
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	260,000	236,424
Kenvue Inc., Senior Notes	4.900%	3/22/33	260,000	263,234	(a)
Total Personal Care Products				499,658
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	18,830
Altria Group Inc., Senior Notes	4.400%	2/14/26	302,000	295,656
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,652
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	358,987
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	28,076
Altria Group Inc., Senior Notes	5.950%	2/14/49	490,000	465,694
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	138,025
BAT Capital Corp., Senior Notes	4.540%	8/15/47	540,000	397,941
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	79,842	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	200,000	$165,635
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,627
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	71,241
Total Tobacco				2,041,206
Total Consumer Staples				5,881,902
Energy — 5.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,933
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	18,852
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	9,060
Total Energy Equipment & Services				29,845
Oil, Gas & Consumable Fuels — 5.8%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	41,270
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	130,223
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	7,890
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,365
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	60,890
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	31,158
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	330,000	317,221
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	20,000	19,046
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	170,000	158,173
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	174,488
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,239	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	367,261	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	1,020,000	953,483
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	17,632
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	98,886
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	84,367
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	28,568
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	36,345
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	7,455
Chevron USA Inc., Senior Notes	3.850%	1/15/28	250,000	244,030

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	$9,266
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	39,220
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	142,526	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	112,770
Continental Resources Inc., Senior Notes	5.750%	1/15/31	350,000	332,862	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	120,000	93,358
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	370,000	348,992
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	102,814
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	20,575	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	70,037
Devon Energy Corp., Senior Notes	5.850%	12/15/25	150,000	151,248
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	37,697
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	216,755
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	25,329
Devon Energy Corp., Senior Notes	5.000%	6/15/45	610,000	529,605
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	160,000	150,409
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	270,000	243,281
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	140,000	110,898
Ecopetrol SA, Senior Notes	5.875%	5/28/45	590,000	404,790
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.349%	7/17/23	40,000	35,950	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	45,541	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	89,377	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	51,025	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	240,000	227,499
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	38,829
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,307
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	334,119
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,682
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,828

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	6.250%	4/15/49	610,000	$596,426
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	135,302
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	550,000	526,199
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	26,909
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	368,050
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	22,998
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,242
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	9,163
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	33,490
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	430,000	329,489
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	30,894
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	24,893	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	29,376
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	117,471
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	80,867
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	247,066
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	10,000	9,471
EQT Corp., Senior Notes	6.125%	2/1/25	6,000	5,972
EQT Corp., Senior Notes	3.900%	10/1/27	520,000	481,218
EQT Corp., Senior Notes	5.000%	1/15/29	200,000	188,482
EQT Corp., Senior Notes	3.625%	5/15/31	100,000	86,151	(a)
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	390,000	375,907
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	38,249
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	75,127
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	35,234
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	9,074
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	241,085
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	186,082	(a)

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	$19,926
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	9,801
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,128
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	58,547
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	28,695
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	67,775
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	119,920
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	190,000	166,849
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	18,828	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,650
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	92,095
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	103,417
MPLX LP, Senior Notes	4.700%	4/15/48	320,000	263,090
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	72,584
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	46,000	46,437
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	9,882
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	83,359
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	45,021
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	8,599
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	78,137
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	143,881
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	69,081
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	54,264
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	30,930
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	23,210
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	49,616
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	37,113
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,104,186
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	170,000	176,848
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	27,712
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	87,095
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	140,213
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	18,019
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	24,331

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	$221,099
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	39,238
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	185,818	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	230,000	229,669
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	133,394
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	71,511
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	9,256
Shell International Finance BV, Senior Notes	4.375%	5/11/45	240,000	216,644
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	34,027
Shell International Finance BV, Senior Notes	3.250%	4/6/50	520,000	387,475
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	57,548
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	1,400,000	1,393,863
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	620,000	579,165
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	44,138
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	10,000	8,822	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	260,000	255,420
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	70,874
Targa Resources Corp., Senior Notes	4.950%	4/15/52	70,000	57,924
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	19,105
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	19,267
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	138,793
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	8,658

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	460,000	$393,159	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	430,000	450,401
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	49,213	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	70,000	66,974
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,879
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	610,000	548,236
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	8,363
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	41,939
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	50,000	41,030
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	188,860
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	35,787
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,009
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	177,494
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	190,000	164,744
Total Oil, Gas & Consumable Fuels				20,832,501
Total Energy				20,862,346
Financials — 10.8%
Banks — 7.1%
Banco Santander SA, Senior Notes	2.746%	5/28/25	600,000	563,621
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	143,971
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	143,890
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	195,573	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	243,610	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	500,000	416,990	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	861,000	790,318	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	130,000	$120,948	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	90,000	88,243	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	40,602	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	110,000	101,934	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	430,000	356,880	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	137,796	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	750,000	720,584	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,130,000	1,063,008	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	126,491
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	38,898
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	676,130
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	149,513
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	26,454	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	73,566
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	172,530	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	188,992	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	555,217	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	356,860	(a)(c)

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	490,000	$479,859	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	191,479	(a)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	20,000	19,525	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	47,376
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	244,170
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	532,139	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	442,423	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	66,869	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,200,000	1,060,827	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	103,483	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	117,102	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	110,000	106,497	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,718
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	76,614
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	990,000	945,776
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	160,372
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,037
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	59,983
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	241,421
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	760,000	660,904	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	230,275	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	189,974	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000	467,173	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	$400,458
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	583,302	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	250,000	224,727	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	180,637	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	455,426	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000	590,241	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	67,711	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000	213,132	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	190,000	144,388	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	27,994	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 0.945%)	3.509%	1/23/29	300,000	277,582	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	220,000	218,133	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	140,000	133,177	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	60,000	57,547	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	680,000	648,504	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	58,601
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	48,488
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,041

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	$362,693	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	192,389	(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	360,000	358,566	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	90,000	89,506	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	260,000	240,099
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	180,000	165,009
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	67,982
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	73,753
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	280,000	265,915
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	190,000	190,164	(c)
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	167,950
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	26,612	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	200,000	200,074	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	70,539	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	59,319
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	492,341
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	199,200
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	140,614	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	1,110,000	989,938	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	42,812	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	260,000	247,309	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	$728,603	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,210,000	1,127,945	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	47,992
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	57,605
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	186,888
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	264,399
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	32,532
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	144,917
Total Banks				25,550,369
Capital Markets — 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	46,873
Credit Suisse AG, Senior Notes	7.950%	1/9/25	410,000	418,525
Credit Suisse AG, Senior Notes	2.950%	4/9/25	520,000	488,958
Credit Suisse AG, Senior Notes	7.500%	2/15/28	480,000	510,352
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	590,000	24,975	*(a)(b)(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,240
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	183,423
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	259,540
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	253,301
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	107,575
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,205
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,940,000	1,581,988	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	261,650	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	14,800	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	37,563	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	150,000	141,029	(c)

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	160,000	$148,659	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	245,734	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	96,416
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	204,517
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	130,805
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	360,000	349,840
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	50,000	47,464
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	480,000	450,794	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	840,000	678,863	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	243,435	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	230,000	214,900	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	45,550	(c)
UBS AG, Senior Notes	4.500%	6/26/48	400,000	363,281	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	338,852	(a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	240,452
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	464,479	(a)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	222,645	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	560,000	671,655	(a)(c)
Total Capital Markets				9,546,338
Consumer Finance — 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	110,000	107,889
American Express Co., Senior Notes	4.050%	5/3/29	270,000	257,339
Total Consumer Finance				365,228

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	$983,314
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	990,000	810,395
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	101,289
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	280,000	255,425
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	17,238
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	49,443	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	65,539
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	80,000	67,880
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	124,941	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	74,110
Visa Inc., Senior Notes	3.150%	12/14/25	220,000	210,961
Visa Inc., Senior Notes	2.050%	4/15/30	120,000	102,917
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	176,442
Total Financial Services				3,039,894
Insurance — 0.1%
American International Group Inc., Senior Notes	2.500%	6/30/25	26,000	24,501
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	27,308	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	54,833	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	27,386	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	8,854	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	326,417	(a)
Total Insurance				469,299
Total Financials				38,971,128
Health Care — 3.4%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	19,862
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	335,983
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	165,371
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	464,180

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	$65,429
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,150,000	1,040,652
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,461
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	86,377
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	25,997
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	48,503
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	150,000	144,354
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	47,111
Total Biotechnology				2,453,280
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	83,895
Abbott Laboratories, Senior Notes	4.750%	11/30/36	230,000	231,095
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	40,413
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	68,000	66,540
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	9,000	8,741
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,264
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	135,705	(a)
Total Health Care Equipment & Supplies				573,653
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	46,795
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	73,707
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,603
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,343
Cigna Group, Senior Notes	3.750%	7/15/23	69,000	68,939
Cigna Group, Senior Notes	4.125%	11/15/25	70,000	68,170
Cigna Group, Senior Notes	4.375%	10/15/28	310,000	299,913
Cigna Group, Senior Notes	4.800%	8/15/38	430,000	406,363
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	18,626
Cigna Group, Senior Notes	3.400%	3/15/50	220,000	160,926
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	155,548
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	28,495
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	131,255
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	367,146
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	15,896
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	64,289
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	16,871
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	138,858
CVS Health Corp., Senior Notes	5.050%	3/25/48	810,000	747,189
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	48,370

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	$207,851
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	167,867
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	62,613
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	19,835
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	29,633
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	29,683
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	59,554
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	100,134
HCA Inc., Senior Notes	3.500%	9/1/30	170,000	149,099
HCA Inc., Senior Notes	5.500%	6/15/47	30,000	28,294
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	38,607
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,640
Humana Inc., Senior Notes	3.950%	3/15/27	570,000	545,075
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	23,655
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	10,000	9,034
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	38,949
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	18,280
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	340,000	325,933
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	124,328
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	25,268
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	16,920
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	85,956
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	17,651
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	18,243
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	80,432
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	20,938
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	300,000	224,100
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	40,702
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,988
Total Health Care Providers & Services				5,409,564
Pharmaceuticals — 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	38,816	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	8,524	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	8,849	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	69,165
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	105,000	100,530
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	146,849

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	$45,712
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	96,221
Johnson & Johnson, Senior Notes	2.100%	9/1/40	460,000	324,368
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	40,797
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	320,000	221,065
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	110,851
Pfizer Inc., Senior Notes	2.625%	4/1/30	460,000	409,205
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	58,118
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	19,000	18,976
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,060,000	1,848,450
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	417,754
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,939
Total Pharmaceuticals				3,975,189
Total Health Care				12,411,686
Industrials — 3.4%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	4.875%	5/1/25	400,000	394,449
Boeing Co., Senior Notes	2.196%	2/4/26	660,000	606,031
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,798
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	36,582
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	45,623
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	116,320
Boeing Co., Senior Notes	5.150%	5/1/30	390,000	386,490
Boeing Co., Senior Notes	3.250%	2/1/35	260,000	210,985
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	15,586
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	189,671
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	60,130
Boeing Co., Senior Notes	5.805%	5/1/50	670,000	668,123
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	39,647
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	19,348
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	19,431
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,211
General Dynamics Corp., Senior Notes	4.250%	4/1/50	140,000	128,583
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	55,203
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	30,000	29,109
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	160,000	150,837

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	$28,983
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	530,000	467,266
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	144,222
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	440,000	410,639
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	250,000	254,390
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	38,579
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	78,415
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	125,295
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	59,091
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	260,000	239,495
Total Aerospace & Defense				5,046,532
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	17,426	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	7,402
Total Building Products				24,828
Commercial Services & Supplies — 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	10,000	8,649	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	10,000	9,502	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	154,318
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	48,295	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	77,201
Total Commercial Services & Supplies				297,965
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	17,821
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	68,498
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	142,150
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	67,984
Union Pacific Corp., Senior Notes	2.891%	4/6/36	280,000	223,588

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Ground Transportation — continued
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	$294,962
Union Pacific Corp., Senior Notes	3.750%	2/5/70	180,000	136,432
Total Ground Transportation				933,614
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	80,000	68,763
3M Co., Senior Notes	3.050%	4/15/30	120,000	108,226
3M Co., Senior Notes	3.700%	4/15/50	230,000	182,332
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	56,005
Total Industrial Conglomerates				415,326
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	9,151
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	88,649
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	110,000	103,723
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	30,000	27,057	(a)
Total Machinery				228,580
Passenger Airlines — 0.8%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	57,652
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	104,338
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	840,000	858,518	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	74,000	72,418	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	145,724	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	810,000	767,457	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	72,000	72,245	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	60,508	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	180,000	171,181	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	480,000	437,792	(a)
Total Passenger Airlines				2,747,833
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	220,000	208,639
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	157,142
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,120,000	970,906	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	$18,695
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,051
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	95,547
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	944,701
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	50,884
Total Trading Companies & Distributors				2,465,565
Total Industrials				12,178,064
Information Technology — 1.4%
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	40,000	37,326	(a)
IT Services — 0.2%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	510,000	498,584
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	3.137%	11/15/35	820,000	629,282	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,056	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	38,913
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	189,483
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	120,807
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	63,340
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	20,139
Micron Technology Inc., Senior Notes	5.875%	2/9/33	170,000	169,227
Micron Technology Inc., Senior Notes	5.875%	9/15/33	40,000	39,658
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	127,056
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	94,269
NVIDIA Corp., Senior Notes	3.500%	4/1/50	550,000	447,599
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	57,794
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	110,000	104,303
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	42,062
Total Semiconductors & Semiconductor Equipment				2,152,988
Software — 0.5%
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	197,007
Microsoft Corp., Senior Notes	2.700%	2/12/25	140,000	135,081

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Microsoft Corp., Senior Notes	2.400%	8/8/26	80,000	$75,124
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	211,669
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,563
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	76,162
Microsoft Corp., Senior Notes	2.921%	3/17/52	245,000	182,432
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	30,674
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	10,000	8,477	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	10,000	8,211	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	370,000	335,913
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,734
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	116,018
Oracle Corp., Senior Notes	2.875%	3/25/31	520,000	444,080
Salesforce Inc., Senior Notes	3.700%	4/11/28	30,000	28,952
Total Software				1,863,097
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	290,000	270,308
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	93,662
Total Technology Hardware, Storage & Peripherals				363,970
Total Information Technology				4,915,965
Materials — 1.1%
Chemicals — 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	165,906	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	238,414	(a)
Total Chemicals				404,320
Containers & Packaging — 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	80,000	65,904
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	291,691	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	270,000	273,940
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	250,299
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	214,943	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	205,226	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,866
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	28,294
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	38,683
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	310,000	289,476

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	$138,345	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	128,458	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	420,000	400,702	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	65,484	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	430,848
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	9,782
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	155,945
Total Metals & Mining				2,931,982
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	170,835
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	600,000	480,704
Total Paper & Forest Products				651,539
Total Materials				4,053,745
Real Estate — 0.0%††
Health Care REITs — 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	20,000	17,221	(a)
Utilities — 0.3%
Electric Utilities — 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	124,275	(a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	110,533
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	27,231
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	270,000	256,698
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	150,000	134,749
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	34,198
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	39,184
Total Electric Utilities				726,868
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	100,061
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	73,719
Total Multi-Utilities				173,780
Total Utilities				900,648
Total Corporate Bonds & Notes (Cost — $139,901,266)				128,643,340

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 30.0%
FHLMC — 9.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-2/1/52	1,005,306	$893,986
Federal Home Loan Mortgage Corp. (FHLMC)	4.650%	1/1/33	100,000	100,575
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-6/1/52	1,821,291	1,672,326
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-12/1/52	2,636,750	2,567,433
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-3/1/52	2,659,496	2,146,139
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-4/1/53	1,634,010	1,607,261
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-1/1/52	6,736,200	5,620,864
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41-1/1/51	2,817,293	2,326,971	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42-4/1/52	10,214,149	8,773,865
Federal Home Loan Mortgage Corp. (FHLMC)	2.872%	11/1/47	228,969	216,721	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.005%	11/1/48	232,118	217,552	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	586,931	557,644
Federal Home Loan Mortgage Corp. (FHLMC)	3.098%	2/1/50	115,100	109,118	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52	554,590	474,071	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/52	91,612	86,099	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52	94,002	90,452	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/52	197,642	194,115	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52-3/1/53	385,702	390,128
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	588,399	605,558
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	3/1/53-5/1/53	1,386,142	1,383,397

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,423,927	$1,373,017
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	263,745	245,541
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,451,143	1,302,932
Total FHLMC				32,955,765
FNMA — 13.2%
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	100,000	99,120
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	18,987	17,975
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	56,696	52,550
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	19,345	18,109
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	37,686	34,738
Federal National Mortgage Association (FNMA)	3.800%	6/1/30	100,000	95,398
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	79,618	66,407	(c)
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	100,000	91,527
Federal National Mortgage Association (FNMA)	3.840%	7/1/32	100,000	95,113
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	200,000	187,172
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	100,000	94,828
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	100,000	94,355
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	200,000	188,430
Federal National Mortgage Association (FNMA)	4.480%	5/1/33	100,000	100,232
Federal National Mortgage Association (FNMA)	4.320%	6/1/33	100,000	98,964
Federal National Mortgage Association (FNMA)	4.720%	7/1/33	100,000	101,672	(f)(g)

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.510%	8/1/33	100,000	$100,758	(f)(g)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	4,749,798	4,380,335
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	9,441,744	8,421,114
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-6/1/62	9,166,952	7,803,014
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	91,623
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	3,124,838	2,972,684
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-3/1/52	10,354,768	8,558,156
Federal National Mortgage Association (FNMA)	1.500%	1/1/42-3/1/51	551,195	430,074
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	2,189,464	2,121,558
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-4/1/53	505,263	496,929
Federal National Mortgage Association (FNMA)	2.500%	6/1/51	574,582	491,435	(e)
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	2,700,000	2,289,938	(g)
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	1,500,000	1,320,410	(g)
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	1,700,000	1,549,324	(g)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51	1,300,000	1,220,121	(g)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51	1,100,000	1,077,914	(g)
Federal National Mortgage Association (FNMA)	5.500%	7/1/51	300,000	298,570	(g)
Federal National Mortgage Association (FNMA)	6.000%	7/1/51	700,000	706,234	(g)
Federal National Mortgage Association (FNMA)	6.500%	7/1/51	300,000	306,328	(g)
Federal National Mortgage Association (FNMA)	3.500%	4/1/52	89,995	82,152	(e)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	1/1/53-5/1/53	388,999	$394,418
Federal National Mortgage Association (FNMA)	6.500%	1/1/53-2/1/53	475,090	489,530
Federal National Mortgage Association (FNMA)	5.500%	2/1/53-5/1/53	694,820	693,567
Total FNMA				47,732,776
GNMA — 7.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	93,237	85,000
Government National Mortgage Association (GNMA)	3.500%	5/15/50	41,108	38,492
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-4/20/53	1,905,067	1,820,847
Government National Mortgage Association (GNMA) II	3.500%	1/20/46-12/20/52	3,548,426	3,287,593
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-4/20/52	4,032,760	3,615,306
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-9/20/52	2,383,721	2,318,798
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-2/20/53	1,738,486	1,721,234
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-1/20/52	2,780,529	2,345,470
Government National Mortgage Association (GNMA) II	2.500%	1/20/51-2/20/53	6,868,054	5,941,470
Government National Mortgage Association (GNMA) II	2.000%	7/1/51	100,000	84,074	(g)
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	400,000	346,437	(g)
Government National Mortgage Association (GNMA) II	3.500%	7/1/51	400,000	369,234	(g)
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	1,000,000	946,367	(g)
Government National Mortgage Association (GNMA) II	4.500%	7/1/51	1,300,000	1,254,805	(g)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51	1,700,000	1,670,648	(g)
Government National Mortgage Association (GNMA) II	5.500%	7/1/51	500,000	497,695	(g)

See Notes to Financial Statements.

36	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	7/1/51	100,000	$100,672	(g)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52- 2/20/53	691,010	690,641
Government National Mortgage Association (GNMA) II	6.000%	3/20/53	198,155	199,631
Total GNMA				27,334,414
Total Mortgage-Backed Securities (Cost — $112,641,027)				108,022,955
U.S. Government & Agency Obligations — 12.4%
U.S. Government Obligations — 12.4%
U.S. Treasury Bonds	1.125%	8/15/40	980,000	630,913
U.S. Treasury Bonds	1.375%	11/15/40	240,000	160,763
U.S. Treasury Bonds	1.875%	2/15/41	690,000	501,625
U.S. Treasury Bonds	1.750%	8/15/41	4,530,000	3,185,864
U.S. Treasury Bonds	2.000%	11/15/41	1,750,000	1,282,217
U.S. Treasury Bonds	3.875%	2/15/43	840,000	819,263
U.S. Treasury Bonds	3.875%	5/15/43	1,980,000	1,932,356
U.S. Treasury Bonds	3.625%	8/15/43	80,000	75,131
U.S. Treasury Bonds	3.125%	8/15/44	110,000	95,245
U.S. Treasury Bonds	2.875%	8/15/45	110,000	90,840
U.S. Treasury Bonds	3.375%	11/15/48	160,000	144,669
U.S. Treasury Bonds	3.000%	2/15/49	900,000	761,713
U.S. Treasury Bonds	2.875%	5/15/49	290,000	239,907
U.S. Treasury Bonds	1.250%	5/15/50	1,100,000	619,158
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,355,268
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,236,948
U.S. Treasury Bonds	1.875%	2/15/51	1,460,000	967,478
U.S. Treasury Bonds	2.375%	5/15/51	1,830,000	1,361,491
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	1,070,789
U.S. Treasury Bonds	1.875%	11/15/51	301,000	198,825
U.S. Treasury Bonds	2.250%	2/15/52	9,493,000	6,864,255
U.S. Treasury Bonds	3.000%	8/15/52	3,300,000	2,807,063
U.S. Treasury Bonds	4.000%	11/15/52	430,000	441,825
U.S. Treasury Bonds	3.625%	2/15/53	930,000	892,800
U.S. Treasury Bonds	3.625%	5/15/53	1,600,000	1,538,000
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,816
U.S. Treasury Notes	2.500%	4/30/24	1,350,000	1,317,832
U.S. Treasury Notes	0.250%	5/31/25	460,000	421,044
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,061

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.750%	3/31/26	310,000	$280,247
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,004
U.S. Treasury Notes	2.750%	4/30/27	1,530,000	1,445,581
U.S. Treasury Notes	4.125%	9/30/27	50,000	49,729
U.S. Treasury Notes	4.000%	2/29/28	40,000	39,712
U.S. Treasury Notes	3.625%	3/31/28	130,000	126,989
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,449,769
U.S. Treasury Notes	1.125%	8/31/28	1,920,000	1,654,725
U.S. Treasury Notes	2.875%	4/30/29	2,010,000	1,885,317
U.S. Treasury Notes	2.750%	5/31/29	2,500,000	2,328,027
U.S. Treasury Notes	1.875%	2/15/32	4,720,000	4,043,989
U.S. Treasury Notes	3.500%	2/15/33	50,000	48,711
U.S. Treasury Notes	3.375%	5/15/33	70,000	67,517
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	352,356
Total U.S. Government & Agency Obligations (Cost — $52,391,181)				44,863,832
Collateralized Mortgage Obligations (h) — 10.2%
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. USD LIBOR + 2.827%)	8.009%	9/15/34	410,000	341,914	(a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.153%	1/25/67	580,929	506,108	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	587,884
BANK, 2017-BNK6 A4	3.254%	7/15/60	360,000	330,717
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	531,947
BANK, 2017-BNK7 XA, IO	0.850%	9/15/60	2,954,388	68,270	(c)
BANK, 2023-BNK45 A5	5.203%	2/15/56	170,000	169,387
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	88,631	88,030	(a)(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.561%	1/15/55	4,115,821	89,514	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	395,501	(c)
BLP Commercial Mortgage Trust, 2023- IND A (1 mo. Term SOFR + 1.692%)	6.839%	3/15/40	170,000	167,805	(a)(c)
BPR Trust, 2021-TY A (1 mo. USD LIBOR + 1.050%)	6.243%	9/15/38	170,000	161,635	(a)(c)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	32,755	30,460	(a)(c)
BX Commercial Mortgage Trust, 2023-VLT2 E (1 mo. Term SOFR + 5.871%)	11.018%	6/15/40	690,000	690,899	(a)(c)
BX Trust, 2022-CLS A	5.760%	10/13/27	450,000	434,254	(a)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.147%	1/15/39	250,000	244,226	(a)(c)

See Notes to Financial Statements.

38	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	5.400%	8/25/35	226,969	$211,981	(a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	5.450%	8/25/35	247,656	232,235	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	75,656	64,783	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	6.093%	11/15/37	589,794	580,315	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.433%	6/15/50	515,000	421,667	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	260,280	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	10.543%	7/15/32	714,000	650,861	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	268,351	238,136	(a)(c)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/1/23 then 3.573%)	2.573%	7/25/49	94,261	86,504	(a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	63,442	48,591	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	68,435	56,071	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	102,914	85,252	(a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	630,167	520,410	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	71,266	60,201	(a)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	82,445	71,631	(a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	455,292
Ellington Financial Mortgage Trust, 2020-1 B1	5.121%	5/25/65	720,000	681,394	(a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	77,840	61,940	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	85,392	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	5.895%	11/15/38	120,000	116,609	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 X1, IO	1.246%	1/25/30	3,437,161	197,114	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K109 A2	1.558%	4/25/30	200,000	165,648
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.864%	12/25/30	5,478,852	243,433	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.143%	6/25/31	3,494,612	$224,840	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 A2	2.350%	3/25/32	100,000	85,111
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 A2	3.530%	8/25/32	400,000	372,574
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K152 X1, IO	0.301%	11/25/32	12,997,275	197,778	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K157 A2	4.200%	5/25/33	300,000	294,059	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.411%	7/25/26	962,881	29,958	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K751 A2	4.412%	3/25/30	100,000	99,235
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	136,934	14,745	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	1.237%	2/15/37	1,247,466	107,249	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	129,975	111,914
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	93,821	76,487
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	66,716	9,764
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	160,607	25,188
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	81,179	12,066
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	84,399	11,191
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	501,996	67,923

See Notes to Financial Statements.

40	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	80,868	$69,501
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	177,781	24,704
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	771,495	98,577
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	91,883
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	235,695
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	7.000%	2/25/50	94,204	94,547	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	10.250%	6/25/50	272,818	293,854	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.867%	1/25/51	90,409	90,274	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.467%	10/25/41	350,000	349,197	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	6.917%	1/25/42	490,000	474,766	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.367%	2/25/42	177,612	176,654	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.267%	5/25/42	495,009	498,382	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	20,993	1,113	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN2 M2 (1 mo. USD LIBOR + 4.250%)	9.400%	11/25/23	242,399	$245,241	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.367%	8/25/33	106,638	106,769	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	7.167%	4/25/43	679,383	681,743	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (1 mo. USD LIBOR + 4.100%)	9.250%	9/25/31	310,000	324,973	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	9.250%	7/25/39	239,484	246,160	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	7.200%	1/25/40	36,198	36,354	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	6.717%	12/25/41	520,000	503,656	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	48,441	45,562	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	82,491	77,256	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	183,381	161,159	(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.894%	8/25/32	100,000	94,926	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	135,914	122,717
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	253,025	211,234
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	169,188	6,319	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	131,491	112,038

See Notes to Financial Statements.

42	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	106,178	$63,980
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	464,058
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	78,034	12,352
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	261,044	224,437
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,038,335	164,986
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	291,489	240,506
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	766,331	114,639
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	76,353	66,005
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	774,559	104,912
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	317,161	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.904%	3/20/42	343,150	34,639	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.442%	4/16/42	178,062	21,564	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.216%	10/16/54	2,310,598	28,345	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.841%	11/16/47	37,778	33,947	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	3,903	3,675	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.373%	8/16/54	335,602	3,281	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	111,430	19,505
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	814,961	158,965
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	10/16/46	247,817	32,382	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	469,893	$361,164
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	77,884	10,772
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	77,021	10,473
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	79,472	10,787
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	159,559	21,191
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	304,140	32,760
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	4.938%	6/20/69	178,587	176,654	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL	4.855%	5/20/70	124,569	123,383	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	6.344%	4/20/70	55,249	55,700	(c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,376,565	201,769
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	886,238	116,798
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,067,882	138,635
Government National Mortgage Association (GNMA), 2021-188 PA	2.000%	10/20/51	444,266	371,885
Government National Mortgage Association (GNMA), 2021-223 P	2.000%	6/20/51	451,068	385,600
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	292,197	14,470	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	253,396
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	80,778
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,244,406	1,447,738
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	278,236

See Notes to Financial Statements.

44	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	290,036	$242,436
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	74,414	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	1,494,588	91,960	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	151,354	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	100,000	79,073
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. USD LIBOR + 1.800%)	6.993%	9/15/31	475,688	392,386	(a)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. USD LIBOR + 3.000%)	8.193%	9/15/31	475,688	253,562	(a)(c)
GS Mortgage Securities Corp. Trust, 2021- ROSS A (1 mo. USD LIBOR + 1.150%)	6.344%	5/15/26	290,000	260,943	(a)(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	343,319	340,695	(a)
ILPT Commercial Mortgage Trust, 2022- LPF2 A (1 mo. Term SOFR + 2.245%)	7.392%	10/15/39	810,000	809,182	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	181,983
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.943%	5/15/28	114,920	102,802	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	69,603	61,363	(a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.238%	3/15/36	375,317	374,473	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step Bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	93,734	87,077	(a)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.111%	5/15/38	110,000	107,979	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	13,789	6,825	(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	198,011	(c)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.975%)	6.168%	11/15/34	272,115	267,335	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.900%)	7.093%	5/15/36	259,442	251,923	(a)(c)
MTN Commercial Mortgage Trust, 2022- LPFL A (1 mo. Term SOFR + 1.397%)	6.544%	3/15/39	240,000	235,876	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	345,841	$315,927	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	204,560	189,605	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	195,899	(a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	60,682	56,049	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	69,718	56,622	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	190,542	148,588	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	73,758	56,291	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	106,767	80,778	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	355,631	(a)(c)
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	649,771	644,371	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	196,171	153,684	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	399,469	328,881	(a)(c)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	595,209	555,770	(a)(c)
PRKCM Trust, 2022-AFC2 M1	6.235%	8/25/57	730,000	690,866	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	633,187	631,133	(a)
SFO Commercial Mortgage Trust, 2021- 555 A (1 mo. Term SOFR + 1.264%)	6.343%	5/15/38	140,000	122,832	(a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	270,936	(a)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	6.015%	11/15/36	120,000	117,061	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.109%	4/25/56	110,000	103,728	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.547%	6/25/57	250,000	194,838	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	176,359	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	6.150%	5/25/58	472,743	471,930	(a)(c)
Towd Point Mortgage Trust, 2020-1 A1	2.710%	1/25/60	640,144	591,258	(a)(c)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	6.044%	3/15/38	463,574	453,604	(a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.083%	3/15/51	7,952,709	280,133	(c)
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	548,161	543,803	(a)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	210,000	162,708	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	14,605	13,842	(a)(c)

See Notes to Financial Statements.

46	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (h) — continued
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000		$281,446
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.354%	3/15/50	1,768,654		58,026	(c)
Total Collateralized Mortgage Obligations (Cost — $39,752,300)					36,725,406
Sovereign Bonds — 4.4%
Argentina — 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763		12,318
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27then 1.750%)	0.500%	7/9/30	365,676		122,343
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	380,000		122,714
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	312,100		119,768	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	50,000		19,188	(i)
Total Argentina					396,331
Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	4,364,000	BRL	878,541
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		194,398
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	1,010,000		789,750
Total Brazil					1,862,689
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000		256,075
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		179,312
Total Colombia					435,387
Indonesia — 0.8%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	490,000		390,709
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	955,373

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	$1,124,839
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	96,998
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	169,824
Total Indonesia					2,737,743
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000		353,840
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		190,734	(i)
Mexico — 2.4%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	116,061
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	3,071,149
Mexican Bonos, Senior Notes	7.750%	11/23/34	45,120,000	MXN	2,462,661
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,430,000	MXN	2,172,661
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	1,030,000		848,958
Total Mexico					8,671,490
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		174,774	(a)
Panama — 0.0%††
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		161,000
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		124,189
Russia — 0.2%
Russian Federal Bond — OFZ	8.150%	2/3/27	7,520,000	RUB	41,885	*(d)(j)
Russian Federal Bond — OFZ	7.050%	1/19/28	67,452,000	RUB	375,696	*(d)(j)
Russian Federal Bond — OFZ	6.900%	5/23/29	60,391,000	RUB	33,738	*(d)(j)
Russian Federal Bond — OFZ	7.650%	4/10/30	43,880,000	RUB	164,244	*(d)(j)
Russian Federal Bond — OFZ	7.700%	3/16/39	37,190,000	RUB	139,203	*(d)(j)
Total Russia					754,766
Total Sovereign Bonds (Cost — $18,725,320)					15,862,943

See Notes to Financial Statements.

48	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 3.1%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.314%)	6.416%	6/15/36	339,329	$329,744	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	670,000	661,731	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000	255,141	(a)
Edsouth Indenture LLC, 2015-1 A (1 mo. USD LIBOR + 0.800%)	5.950%	10/25/56	237,325	232,074	(a)(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	5.310%	11/25/36	113,304	111,396	(c)
Five Guys Funding LLC, 2017-1A A2	4.600%	7/25/47	985,000	963,274	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	265,330
Ford Credit Floorplan Master Owner Trust A, 2023-1 A1	4.920%	5/15/28	1,040,000	1,029,884	(a)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	225,400	180,228	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	157,122	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	312,755	254,649	(a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	97,608	81,348	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	127,075	114,361	(a)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.526%	2/17/39	670,000	655,816	(a)(c)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	160,000	150,482	(a)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.226%	6/19/37	670,000	668,917	(a)(c)
MF1 Ltd., 2022-FL8 A (30 Day Average SOFR + 1.350%)	6.417%	2/19/37	500,000	488,900	(a)(c)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	6.093%	1/15/43	106,978	106,147	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	6.500%	6/25/65	247,394	246,080	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	210,089	186,721	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	5.842%	6/15/39	293,893	278,771	(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	6.222%	12/17/68	92,048	88,552	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	$348,428	(a)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	133,724	122,660	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	5.923%	1/15/53	218,616	213,188	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	339,231	294,553	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	170,929	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	152,028	(a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	131,143	116,846	(a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	586,847	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	133,657	(a)(c)
Structured Asset Investment Loan Trust, 2003-BC12 2A (1 mo. USD LIBOR + 0.720%)	5.870%	11/25/33	925,050	872,063	(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	6.350%	8/25/34	98,533	96,040	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	5.870%	7/25/35	160,983	150,618	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.420%)	5.570%	2/25/37	237,864	230,329	(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	100,818	87,022	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	64,651	56,454
Total Asset-Backed Securities (Cost — $12,731,568)				11,138,330

See Notes to Financial Statements.

50	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 2.9%
Communication Services — 0.2%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	8.050%	4/29/26	170,247	$170,258	(c)(k)(l)
Interactive Media & Services — 0.0%††
Rackspace Technology Global Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.996%	2/15/28	97,252	45,136	(c)(k)(l)
Media — 0.1%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	6.795%	4/30/25	144,691	144,781	(c)(k)(l)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.717%	9/18/26	114,259	114,279	(c)(k)(l)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. Term SOFR + 3.600%)	8.842%	12/17/26	80,901	72,660	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.693%	1/31/28	180,000	178,729	(c)(k)(l)
Total Media				510,449
Total Communication Services				725,843
Consumer Discretionary — 0.5%
Automobile Components — 0.1%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	8.852%	5/6/30	250,000	249,726	(c)(k)(l)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	7.943%	9/23/26	230,146	230,368	(c)(k)(l)
Hotels, Restaurants & Leisure — 0.2%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.693%	8/17/28	166,419	166,368	(c)(k)(l)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.452%	2/6/30	29,925	29,964	(c)(k)(l)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.437%	3/16/27	29,102	29,065	(c)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.500%)	7.717%	5/29/26	52,813	52,917	(c)(k)(l)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.248%	4/14/29	297,748	297,818	(c)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.450%	2/8/27	213,458	213,101	(c)(k)(l)
Total Hotels, Restaurants & Leisure				789,233

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 0.1%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.943%	3/5/28	28,660	$28,481	(c)(k)(l)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	7.967%	10/19/27	317,145	313,379	(c)(k)(l)
Total Specialty Retail				341,860
Total Consumer Discretionary				1,611,187
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	5.242%	3/31/28	156,651	151,830	(c)(k)(l)
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.442%	12/22/27	41,958	41,801	(c)(k)(l)
Total Consumer Staples				193,631
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	7.102%	8/4/28	15,793	15,790	(c)(k)(l)
Financials — 0.5%
Capital Markets — 0.1%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.753%	11/1/28	83,938	82,749	(c)(k)(l)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	8.038%	2/2/27	46,374	45,748	(c)(k)(l)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.352%	6/30/28	263,691	262,115	(c)(k)(l)
Total Capital Markets				390,612
Financial Services — 0.3%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	8.302%	10/22/26	144,306	143,871	(c)(k)(l)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	2/2/28	69,338	69,327	(c)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.992%	4/9/27	211,965	206,249	(c)(k)(l)

See Notes to Financial Statements.

52	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.538%	11/5/28	490,000	$490,657	(c)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.189%	1/13/29	79,200	79,039	(c)(k)(l)
Total Financial Services				989,143
Insurance — 0.1%
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	9.443%	2/15/27	109,444	107,484	(c)(k)(l)
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.952%	2/19/28	39,800	39,754	(c)(k)(l)
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	7.443%	2/19/28	37,959	37,674	(c)(k)(l)
Asurion LLC, New Term Loan B8 (3 mo. USD LIBOR + 3.250%)	8.788%	12/23/26	157,738	152,257	(c)(k)(l)
Asurion LLC, New Term Loan B9 (3 mo. USD LIBOR + 3.250%)	8.788%	7/31/27	68,425	64,865	(c)(k)(l)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.452%	8/21/28	115,033	109,677	(c)(k)(l)
Total Insurance				511,711
Total Financials				1,891,466
Health Care — 0.7%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.250%)	8.352%	10/23/28	225,487	223,161	(c)(k)(l)
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.253%	2/18/27	58,144	43,192	(c)(k)(l)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.414%	11/15/27	352,904	347,831	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	8.352%	3/5/26	322,146	318,655	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.500%)	8.602%	3/5/26	15,698	15,543	(c)(k)(l)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	8.023%	12/11/26	290,000	286,330	(c)(k)(l)
Total Health Care Providers & Services				1,011,551

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	54,287	$52,387	(m)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.589%	2/15/29	440,793	425,366	(c)(k)(l)
Total Health Care Technology				477,753
Life Sciences Tools & Services — 0.0%††
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.753%	7/1/28	115,872	116,017	(c)(k)(l)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.753%	7/3/28	28,870	28,906	(c)(k)(l)
Total Life Sciences Tools & Services				144,923
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.342%	10/1/27	481,080	474,465	(c)(k)(l)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.693%	5/5/28	99,718	99,691	(c)(k)(l)
Total Pharmaceuticals				574,156
Total Health Care				2,431,544
Industrials — 0.6%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	7.396%	12/1/27	48,551	48,548	(c)(k)(l)
Building Products — 0.1%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.666%	2/25/29	255,455	243,561	(c)(k)(l)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. Term SOFR + 3.000%)	8.217%	3/19/29	98,674	98,893	(c)(k)(l)
Total Building Products				342,454
Commercial Services & Supplies — 0.2%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.217%	7/30/29	152,453	152,624	(c)(k)(l)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.952%	5/14/28	337,444	328,634	(c)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	10/1/26	134,697	135,043	(c)(k)(l)
Garda World Security Corp., Term Loan B2 (1 mo. Term SOFR + 4.350%)	9.427%	10/30/26	48,095	47,914	(c)(k)(l)
GFL Environmental Inc., 2023 Refinancing Term Loan (3 mo. Term SOFR + 3.100%)	8.145%	5/31/27	86,349	86,521	(c)(k)(l)
Total Commercial Services & Supplies				750,736

See Notes to Financial Statements.

54	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.702%	6/7/28	267,345	$263,641	(c)(k)(l)
KKR Apple Bidco LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.967%	9/22/28	129,343	128,442	(c)(k)(l)
Total Construction & Engineering				392,083
Ground Transportation — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.000%)	7.342%	12/30/26	489,392	489,519	(c)(k)(l)
Passenger Airlines — 0.1%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.839%	8/11/28	79,200	79,306	(c)(k)(l)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	9.292%	4/21/28	124,481	124,621	(c)(k)(l)
Total Passenger Airlines				203,927
Total Industrials				2,227,267
Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.967%	7/1/29	255,535	255,456	(c)(k)(l)
Software — 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.952%	10/8/28	36,208	35,428	(c)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	9.264%	10/16/26	270,102	268,203	(c)(k)(l)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	10.030%	7/27/28	343,616	259,859	(c)(k)(l)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	8.952%	2/1/28	407,508	401,177	(c)(k)(l)
Total Software				964,667
Total Information Technology				1,220,123
Total Senior Loans (Cost — $10,478,632)				10,316,851
U.S. Treasury Inflation Protected Securities — 1.0%
U.S. Treasury Notes, Inflation Indexed (Cost — $3,925,158)	1.125%	1/15/33	3,951,470	3,788,363

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.000	9/15/23	21	52,500	1,444

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	72	180,000	$198,900
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	58	145,000	60,538
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	133	332,500	159,600
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	7/21/23	42	42,000	19,031
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	7/21/23	42	42,000	11,484
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	7/21/23	35	35,000	7,109
U.S. Treasury 5-Year Notes Futures, Call @ $108.750	7/21/23	1	1,000	86
U.S. Treasury 5-Year Notes Futures, Put @ $108.250	7/21/23	23	23,000	30,008
U.S. Treasury 10-Year Notes Futures, Call @ $113.000	7/21/23	21	21,000	8,531
U.S. Treasury 10-Year Notes Futures, Call @ $113.500	7/21/23	16	16,000	4,250
U.S. Treasury 10-Year Notes Futures, Call @ $114.000	7/21/23	65	65,000	11,172
U.S. Treasury Long-Term Bonds Futures, Call @ $127.000	7/21/23	10	10,000	11,875
U.S. Treasury Long-Term Bonds Futures, Call @ $128.000	7/21/23	8	8,000	6,125
Total Purchased Options (Cost — $473,389)				530,153

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd. (Cost — $883,931)			108,106,087	0	*(f)(j)(n)
Total Investments before Short-Term Investments (Cost — $391,903,772)				359,892,173

See Notes to Financial Statements.

56	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Shares	Value
Short-Term Investments — 2.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $10,562,980)	5.044%	10,562,980	$10,562,980	(o)(p)
Total Investments — 102.7% (Cost — $402,466,752)			370,455,153
Liabilities in Excess of Other Assets — (2.7)%			(9,809,970)
Total Net Assets — 100.0%			$360,645,183

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2023. (e) Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Portfolio held TBA securities with a total cost of $14,309,703.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

All or a portion of this loan is unfunded as of June 30, 2023. The interest rate for fully unfunded term loans is to be determined. At June 30, 2023, the total principal amount and market value of unfunded commitments totaled $54,287 and $52,387, respectively.

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2023, the total market value of investments in Affiliated Companies was $10,562,980 and the cost was $10,562,980 (Note 8).

See Notes to Financial Statements.

58	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At June 30, 2023, the Portfolio had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/15/23	$96.750	42	$105,000	$(1,575)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.250	72	180,000	(97,200)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	72	180,000	(127,800)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	116	290,000	(52,200)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	266	665,000	(144,637)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	110.000	31	31,000	(727)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.250	46	46,000	(28,031)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.500	26	26,000	(2,844)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	116.000	10	10,000	(313)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	111.000	26	26,000	(6,500)
Total Exchange-Traded Written Options (Premiums received — $276,573)					(461,827)

OTC Written Options
	Counterparty
Interest rate swaption, Put (Premiums received — $61,501)	Morgan Stanley & Co. Inc.	8/31/23	410.000	bps	5,591,000	5,591,000	(9,410)
Total Written Options (Premiums received — $338,074)							$(471,237)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1	9/23	$241,152	$236,950	$(4,202)
3-Month SOFR	235	3/25	56,509,376	56,385,313	(124,063)
3-Month SOFR	32	3/26	7,710,843	7,722,800	11,957
Australian 10-Year Bonds	31	9/23	2,428,734	2,399,033	(29,701)
Euro-Bobl	15	9/23	1,911,857	1,893,942	(17,915)
Euro-OAT	24	9/23	3,369,002	3,362,641	(6,361)
U.S. Treasury 2-Year Notes	38	9/23	7,847,047	7,727,063	(119,984)
U.S. Treasury 5-Year Notes	296	9/23	32,152,091	31,699,750	(452,341)
U.S. Treasury Ultra Long- Term Bonds	184	9/23	24,815,789	25,064,250	248,461
United Kingdom Long Gilt Bonds	17	9/23	2,097,930	2,057,527	(40,403)
					(534,552)
Contracts to Sell:
3-Month SOFR	82	3/24	19,661,499	19,401,200	260,299
Euro-Buxl	8	9/23	1,207,468	1,218,652	(11,184)
Japanese 10-Year Bonds	4	9/23	4,100,328	4,117,953	(17,625)
U.S. Treasury 10-Year Notes	91	9/23	10,356,217	10,216,173	140,044
U.S. Treasury Long-Term Bonds	111	9/23	14,071,355	14,086,594	(15,239)
U.S. Treasury Ultra 10-Year Notes	124	9/23	14,887,867	14,686,249	201,618
					557,913
Net unrealized appreciation on open futures contracts					$23,361

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

60	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

At June 30, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,207,833	USD	5,359,768	BNP Paribas SA	7/18/23	$82,661
EUR	1,508,166	USD	1,654,372	BNP Paribas SA	7/18/23	(7,147)
USD	126,463	EUR	115,000	BNP Paribas SA	7/18/23	860
JPY	117,706,950	USD	869,012	Goldman Sachs Group Inc.	7/18/23	(50,955)
JPY	237,700,000	USD	1,776,020	Goldman Sachs Group Inc.	7/18/23	(124,016)
JPY	528,475,187	USD	4,090,713	Goldman Sachs Group Inc.	7/18/23	(417,835)
ZAR	8,247,386	USD	457,281	Goldman Sachs Group Inc.	7/18/23	(19,899)
IDR	5,259,612,982	USD	352,852	JPMorgan Chase & Co.	7/18/23	(2,092)
USD	596,767	CNY	4,079,198	JPMorgan Chase & Co.	7/18/23	34,065
USD	564,216	IDR	8,451,960,550	JPMorgan Chase & Co.	7/18/23	561
AUD	2,123,886	USD	1,428,027	Morgan Stanley & Co. Inc.	7/18/23	(12,425)
INR	40,204,747	USD	486,211	Morgan Stanley & Co. Inc.	7/18/23	3,557
NOK	15,357,495	EUR	1,345,650	Morgan Stanley & Co. Inc.	7/18/23	(37,974)
USD	3,415,697	CNH	23,366,785	Morgan Stanley & Co. Inc.	7/18/23	196,791
USD	347,901	GBP	278,979	Morgan Stanley & Co. Inc.	7/18/23	(6,449)
USD	1,081,004	MXN	19,968,302	Morgan Stanley & Co. Inc.	7/18/23	(81,350)
Net unrealized depreciation on open forward foreign currency contracts						$(441,647)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Plus VIT Portfolio

At June 30, 2023, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2,098,000		9/30/24	Daily SOFR Compound annually	3.500% annually	$(44,235)	$(9,063)	$(35,172)
14,255,000		11/30/27	Daily SOFR Compound annually	3.450% annually	(269,407)	(1,853)	(267,554)
2,566,000		2/15/29	2.850% annually	Daily SOFR Compound annually	126,471	(9,643)	136,114
3,337,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(10,012)	3,604	(13,616)
28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(59,478)	7,333	(66,811)
47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(102,347)	15,124	(117,471)
3,677,000		9/30/29	3.250% annually	Daily SOFR Compound annually	104,396	2,132	102,264
1,072,000		2/15/47	1.520% annually	Daily SOFR Compound annually	313,387	(16,510)	329,897
4,013,000		2/15/48	2.600% annually	Daily SOFR Compound annually	474,473	336,684	137,789
3,968,000		2/15/48	3.050% annually	Daily SOFR Compound annually	174,387	146,172	28,215
5,793,000		5/15/48	3.150% annually	Daily SOFR Compound annually	153,679	(444,897)	598,576
Total					$861,314	$29,083	$832,231

See Notes to Financial Statements.

62	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$46,568,000	6/20/28	1.000% quarterly	$696,691	$331,050	$365,641

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.40 Index	$7,690,100	6/20/28	5.000% quarterly	$(214,788)	$22,162	$(236,950)

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	63

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $391,903,772)	$359,892,173
Investments in affiliated securities, at value (Cost — $10,562,980)	10,562,980
Foreign currency, at value (Cost — $1,498,927)	1,524,694
Cash	1,328,470
Receivable for securities sold	5,568,748
Interest receivable	2,487,710
Receivable for Portfolio shares sold	2,184,748
Deposits with brokers for centrally cleared swap contracts	1,870,162
Deposits with brokers for open futures contracts and exchange-traded options	1,371,726
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $428,915)	452,301
Unrealized appreciation on forward foreign currency contracts	318,495
Dividends receivable from affiliated investments	46,285
Receivable from brokers — net variation margin on open futures contracts	34,831
Principal paydown receivable	5,872
Prepaid expenses	453
Total Assets	387,649,648

Liabilities:
Payable for securities purchased	25,263,845
Unrealized depreciation on forward foreign currency contracts	760,142
Written options, at value (premiums received — $338,074)	471,237
Payable to brokers — net variation margin on centrally cleared swap contracts	167,258
Investment management fee payable	130,489
Payable for Portfolio shares repurchased	128,716
Service and/or distribution fees payable	25,020
Accrued foreign capital gains tax	5,748
Trustees’ fees payable	1,277
Accrued expenses	50,733
Total Liabilities	27,004,465
Total Net Assets	$360,645,183

Net Assets:
Par value (Note 7)	$726
Paid-in capital in excess of par value	413,691,367
Total distributable earnings (loss)	(53,046,910)
Total Net Assets	$360,645,183

See Notes to Financial Statements.

64	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Net Assets:
Class I	$238,286,058
Class II	$122,359,125

Shares Outstanding:
Class I	47,949,171
Class II	24,628,000

Net Asset Value:
Class I	$4.97
Class II	$4.97

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	65

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$7,090,812
Dividends from affiliated investments	424,878
Less: Foreign taxes withheld	(24,569)
Total Investment Income	7,491,121

Expenses:
Investment management fee (Note 2)	759,423
Service and/or distribution fees (Notes 2 and 5)	154,807
Fund accounting fees	39,265
Audit and tax fees	28,762
Shareholder reports	8,025
Legal fees	7,503
Custody fees	3,296
Trustees’ fees	3,236
Commitment fees (Note 9)	1,443
Insurance	1,055
Transfer agent fees (Note 5)	805
Miscellaneous expenses	3,768
Total Expenses	1,011,388
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,366)
Net Expenses	1,003,022
Net Investment Income	6,488,099

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,034,599)
Futures contracts	(975,556)
Written options	959,701
Swap contracts	3,850,055
Forward foreign currency contracts	44,958
Foreign currency transactions	103,728
Net Realized Loss	(1,051,713)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,959,652	†
Futures contracts	391,607
Written options	(148,891)
Swap contracts	(3,512,106)

See Notes to Financial Statements.

66	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Forward foreign currency contracts	(599,123)
Foreign currencies	22,007
Change in Net Unrealized Appreciation (Depreciation)	4,113,146
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward
Foreign Currency Contracts and Foreign Currency Transactions	3,061,433
Increase in Net Assets From Operations	$9,549,532

†	Net of change in accrued foreign capital gains tax of $2,290.

See Notes to Financial Statements.

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Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$6,488,099	$8,479,033
Net realized loss	(1,051,713)	(22,139,319)
Change in net unrealized appreciation (depreciation)	4,113,146	(36,025,835)
Increase (Decrease) in Net Assets From Operations	9,549,532	(49,686,121)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(6,650,031)
Decrease in Net Assets From Distributions to Shareholders	—	(6,650,031)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	52,380,174	162,307,830
Reinvestment of distributions	—	6,650,031
Cost of shares repurchased	(22,633,754)	(45,452,038)
Increase in Net Assets From Portfolio Share Transactions	29,746,420	123,505,823
Increase in Net Assets	39,295,952	67,169,671

Net Assets:
Beginning of period	321,349,231	254,179,560
End of period	$360,645,183	$321,349,231

See Notes to Financial Statements.

68	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.82	$5.95	$6.23	$5.82	$5.43	$5.77

Income (loss) from operations:
Net investment income	0.10	0.16	0.13	0.16	0.20	0.19
Net realized and unrealized gain (loss)	0.05	(1.18)	(0.25)	0.38	0.46	(0.32)
Total income (loss) from operations	0.15	(1.02)	(0.12)	0.54	0.66	(0.13)

Less distributions from:
Net investment income	—	(0.11)	(0.16)	(0.12)	(0.27)	(0.21)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	—	(0.11)	(0.16)	(0.13)	(0.27)	(0.21)

Net asset value, end of period	$4.97	$4.82	$5.95	$6.23	$5.82	$5.43
Total return[3]	3.11%	(17.23)%	(1.97)%	9.31%	12.17%	(2.23)%

Net assets, end of period (000s)	$238,286	$198,982	$99,849	$92,357	$72,787	$66,580

Ratios to average net assets:
Gross expenses	0.51%[4]	0.51%	0.53%	0.59%	0.56%	0.57%
Net expenses[5,6]	0.50 [4]	0.50	0.53	0.54	0.54	0.54
Net investment income	3.94 [4]	3.07	2.17	2.73	3.43	3.47

Portfolio turnover rate[7]	32%	49%	54%	80%	133%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2023 and 57%, 78%, 113%, 198% and 226% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	69

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.83	$5.95	$6.23	$5.83	$5.43	$5.78

Income (loss) from operations:
Net investment income	0.09	0.14	0.12	0.15	0.19	0.18
Net realized and unrealized gain (loss)	0.05	(1.17)	(0.26)	0.37	0.46	(0.33)
Total income (loss) from operations	0.14	(1.03)	(0.14)	0.52	0.65	(0.15)

Less distributions from:
Net investment income	—	(0.09)	(0.14)	(0.11)	(0.25)	(0.20)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	—	(0.09)	(0.14)	(0.12)	(0.25)	(0.20)

Net asset value, end of period	$4.97	$4.83	$5.95	$6.23	$5.83	$5.43
Total return[3]	2.90%	(17.28)%	(2.19)%	9.05%	11.82%	(2.64)%

Net assets, end of period (millions)	$122	$122	$154	$131	$121	$147

Ratios to average net assets:
Gross expenses	0.76%[4]	0.76%	0.78%	0.83%	0.80%	0.82%
Net expenses[5,6]	0.75 [4]	0.76	0.78	0.79	0.79	0.79
Net investment income	3.68 [4]	2.64	1.92	2.50	3.21	3.23

Portfolio turnover rate[7]	32%	49%	54%	80%	133%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 59% for the six months ended June 30, 2023 and 57%, 78%, 113%, 198% and 226% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

70	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

72	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$128,643,340	—		$128,643,340
Mortgage-Backed Securities	—	108,022,955	—		108,022,955
U.S. Government & Agency Obligations	—	44,863,832	—		44,863,832
Collateralized Mortgage Obligations	—	36,725,406	—		36,725,406
Sovereign Bonds	—	15,108,177	$754,766		15,862,943
Asset-Backed Securities	—	11,138,330	—		11,138,330
Senior Loans	—	10,316,851	—		10,316,851
U.S. Treasury Inflation Protected Securities	—	3,788,363	—		3,788,363
Purchased Options	$530,153	—	—		530,153
Common Stocks	—	—	0	*	0	*
Total Long-Term Investments	530,153	358,607,254	754,766		359,892,173
Short-Term Investments†	10,562,980	—	—		10,562,980
Total Investments	$11,093,133	$358,607,254	$754,766		$370,455,153

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$862,379	—	—	$862,379
Forward Foreign Currency Contracts††	—	$318,495	—	318,495
Centrally Cleared Interest Rate Swaps††	—	1,332,855	—	1,332,855
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	365,641	—	365,641
Total Other Financial
Instruments	$862,379	$2,016,991	—	$2,879,370
Total	$11,955,512	$360,624,245	$754,766	$373,334,523

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$461,827	—	—	$461,827
OTC Written Options	—	$9,410	—	9,410
Futures Contracts††	839,018	—	—	839,018
Forward Foreign Currency Contracts††	—	760,142	—	760,142
Centrally Cleared Interest Rate Swaps††	—	500,624	—	500,624
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	236,950	—	236,950
Total	$1,300,845	$1,507,126	—	$2,807,971

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

74	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

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In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2023, the total notional value of all credit default swaps to sell protection was $46,568,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2023, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or

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Notes to financial statements (unaudited) (cont’d)

default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

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agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(j) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

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Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to financial statements (unaudited) (cont’d)

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

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Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

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Notes to financial statements (unaudited) (cont’d)

limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Portfolio held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $769,552. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2023, there were $5,748 of capital gains tax liabilities accrued on unrealized gains.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

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Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $8,366, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

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Pursuant to these arrangements, at June 30, 2023, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended June 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$41,256,333	$196,408,875
Sales	16,560,174	187,725,997

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$402,466,752	$1,210,336	$(33,221,935)	$(32,011,599)
Written options	(338,074)	78,841	(212,004)	(133,163)
Futures contracts	—	862,379	(839,018)	23,361
Forward foreign currency contracts	—	318,495	(760,142)	(441,647)
Swap contracts	382,295	1,698,496	(737,574)	960,922

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Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$530,153	—	—	$530,153
Futures contracts[3]	862,379	—	—	862,379
Forward foreign currency contracts	—	$318,495	—	318,495
Centrally cleared swap contracts[4]	1,332,855	—	$365,641	1,698,496
Total	$2,725,387	$318,495	$365,641	$3,409,523

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$471,237	—	—	$471,237
Futures contracts[3]	839,018	—	—	839,018
Forward foreign currency contracts	—	$760,142	—	760,142
Centrally cleared swap contracts[4]	500,624	—	$236,950	737,574
Total	$1,810,879	$760,142	$236,950	$2,807,971

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

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The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,532,789)	—	—	$(1,532,789)
Futures contracts	(975,556)	—	—	(975,556)
Written options	959,701	—	—	959,701
Swap contracts	3,243,312	—	$606,743	3,850,055
Forward foreign currency contracts	—	$44,958	—	44,958
Total	$1,694,668	$44,958	$606,743	$2,346,369

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$163,106	—	—	$163,106
Futures contracts	391,607	—	—	391,607
Written options	(148,891)	—	—	(148,891)
Swap contracts	(3,276,909)	—	$(235,197)	(3,512,106)
Forward foreign currency contracts	—	$(599,123)	—	(599,123)
Total	$(2,871,087)	$(599,123)	$(235,197)	$(3,705,407)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2023, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$338,689
Written options	244,375
Futures contracts (to buy)	110,881,592
Futures contracts (to sell)	107,783,347
Forward foreign currency contracts (to buy)	16,905,648
Forward foreign currency contracts (to sell)	10,044,877

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Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$50,521,205
Credit default swap contracts (buy protection)	6,310,100
Credit default swap contracts (sell protection)	49,850,857

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$83,521	$(7,147)	$76,374	—	$76,374
Goldman Sachs Group Inc.	—	(612,705)	(612,705)	—	(612,705)
JPMorgan Chase & Co.	34,626	(2,092)	32,534	—	32,534
Morgan Stanley & Co. Inc.	200,348	(147,608)	52,740	—	52,740
Total	$318,495	$(769,552)	$(451,057)	—	$(451,057)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$176
Class II	$154,807	629
Total	$154,807	$805

90	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$5,267
Class II	3,099
Total	$8,366

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class I	—	$4,322,385
Class II	—	2,327,646
Total	—	$6,650,031

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount

Class I
Shares sold	8,969,001	$44,650,503	27,046,394	$139,890,160
Shares issued on reinvestment	—	—	876,752	4,322,385
Shares repurchased	(2,285,319)	(11,335,754)	(3,447,295)	(17,635,167)
Net increase	6,683,682	$33,314,749	24,475,851	$126,577,378

Class II
Shares sold	1,556,229	$7,729,671	4,321,762	$22,417,670
Shares issued on reinvestment	—	—	471,183	2,327,646
Shares repurchased	(2,278,947)	(11,298,000)	(5,368,667)	(27,816,871)
Net decrease	(722,718)	$(3,568,329)	(575,722)	$(3,071,555)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

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Notes to financial statements (unaudited) (cont’d)

for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,913,349	$144,795,089	144,795,089	$159,145,458	159,145,458

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$424,878	—	$10,562,980

9. Redemption facility

The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Portfolio had deferred capital losses of $25,889,365, which have no expiration date, that will be available to offset future taxable capital gains.

92	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global

Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments was impaired. The Portfolio could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Portfolio’s performance and the value of an investment in the Portfolio, even beyond any direct exposure the Portfolio may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2023, the Portfolio had 0.21% of its net assets invested in securities with significant economic risk or exposure to Russia.

94	Western Asset Core Plus VIT Portfolio 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they

Western Asset Core Plus VIT Portfolio	95

Board approval of management and subadvisory agreements (unaudited) (cont’d)

recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as core plus bond funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 10-year period ended December 31, 2022 was above the

96	Western Asset Core Plus VIT Portfolio

median and that its performance for the 1-, 3-, and 5-year periods ended December 31, 2022 was below the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3- and 5-year periods ended December 31, 2022 and exceeded that of its benchmark index for the 10-year period ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of core plus bond funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The

Western Asset Core Plus VIT Portfolio	97

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

98	Western Asset Core Plus VIT Portfolio

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Core Plus VIT Portfolio	99

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

100	Western Asset Core Plus VIT Portfolio

Western Asset

Core Plus VIT Portfolio

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series

Funds Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04231 08/23 SR23-4710

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2023